Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Commercial property revenue	$ 1,301	$ 1,386	$ 2,705	$ 2,860
Hospitality revenue	50	503	416	994
Investment and other revenue	86	137	216	245
Revenue	1,437	2,026	3,337	4,099
Direct commercial property expense	445	479	925	1,001
Direct hospitality expense	106	306	396	626
Investment and other expense	9	0	13	10
Interest expense	599	710	1,308	1,456
Depreciation and amortization	83	85	170	170
General and administrative expense	195	219	391	442
Total expenses	1,437	1,799	3,203	3,705
Fair value (losses) gains, net	(803)	(1,092)	(1,113)	(722)
Share of net (losses) earnings from equity accounted investments	(757)	826	(793)	1,090
(Loss) income before income taxes	(1,560)	(39)	(1,772)	762
Income tax (benefit) expense	(48)	(62)	113	26
Net (loss) income	(1,512)	23	(1,885)	736
Net (loss) income attributable to:
Limited partners	(586)	57	(814)	203
General partner	0	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(586)	59	(810)	209
Limited partnership units of Brookfield Office Properties Exchange LP	(3)	1	(5)	2
FV LTIP units of the Operating Partnership	(3)	0	(2)	0
Class A shares of Brookfield Property REIT Inc.	(75)	10	(108)	46
Interests of others in operating subsidiaries and properties	$ (259)	$ (104)	$ (146)	$ 276
Net (loss) income per LP Unit:
Basic (in dollars per share)	$ (1.26)	$ 0.12	$ (1.74)	$ 0.44
Diluted (in dollars per share)	$ (1.26)	$ 0.12	$ (1.74)	$ 0.44